CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

13.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2023 and 2024:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	2	1	1
- Cash at bank	4,751	3,081	421
- Short-term deposits	—	—	—

Total Cash and cash equivalent	4,753	3,082	422

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

CNY	3,673	1,469	201
US$	762	1,366	187
HK$	318	247	34

	4,753	3,082	422

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.